Consolidated Balance Sheets (USD $)	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 6,171,486
Accounts receivable	341,451
Prepaid expenses and other current assets	180,652
Total current assets	6,693,589
Equipment and leasehold improvements, net	238,753
Patents, net	901,026
Deposits and other assets	36,606
Total assets	7,869,974
Current Liabilities:
Accounts payable	253,252
Accrued compensation	169,992
Accrued expenses	745,853
Deferred contract revenue, current portion	659,573
Deferred rent, current portion	49,990
Leasehold improvement debt, current portion	15,116
Total current liabilities	1,893,776
Warrants	4,100,000
Total liabilities	5,993,776
Stockholders' Equity:
Common stock-$.001 par value; 200,000,000 shares authorized; 60,338,029 and 53,027,308 issued and outstanding at December 31, 2010 and December 31, 2009, respectively	53,027
Additional paid-in capital	34,267,963
Accumulated deficit	(32,444,792)
Total stockholders' equity	1,876,198
Total liabilities and stockholders' equity	$ 7,869,974